Insurance Contract Liabilities and Investment Contract Liabilities - Change in Investment Contract Liabilities without DPF (Details) - Investment contract liabilities without DPF - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Measured at fair value
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Investment contract liabilities, beginning balance	CAD 3	CAD 4
Deposits	0	0
Interest	0	0
Withdrawals	0	0
Fees	0	0
Other	0	0
Change in assumptions	0	0
Foreign exchange rate movements	0	(1)
Investment contract liabilities, ending balance	3	3
Measured at amortized cost
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Investment contract liabilities, beginning balance	2,305	2,208
Deposits	470	352
Interest	47	45
Withdrawals	(322)	(311)
Fees	(5)	(5)
Other	19	17
Change in assumptions	3	0
Foreign exchange rate movements	0	(1)
Investment contract liabilities, ending balance	CAD 2,517	CAD 2,305